UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:                |_|; Amendment Number: ____

This  Amendment  (Check  only  one):    |_|  is a restatement
                                        |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:

/s/ Richard E. Carlson             Hockessin, DE              November 6, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number              Name

     028-02588                         Klingenstein Fields & Co. LLC
     028-05814                         Baldwin Brothers Inc.
     028-02635                         Gardner, Russo & Gardner
     028-05092                         William, Jones & Associates LLC
     028-04558                         Parametric Portfolio Associates, LLC
     028-00030                         John W. Bristol & Co., Inc.
     028-04139                         Eaton Vance Management
     ---------------------------     ---------------------------------------

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $70,515
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2      COLUMN 3     COLUMN 4        COLUMN 5     COLUMN 6     COLUMN 7        COLUMN 8

                                 TITLE                      VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP       (X1000)   PRN AMT  PRN CALL  DISCRETION   MANGRS     SOLE   SHARED  NONE
ABBOTT LABS                    COM            002824100      8,101    118,153  SH         Sole        None     118,153
ALLIANCE ONE INTL INC          COM            018772103        151     46,721  SH         Sole        None      46,721
ALTRIA GROUP INC               COM            02209S103      1,029     30,814  SH         Sole        None      30,814
BANK OF AMERICA CORPORATION    COM            060505104        118     13,326  SH         Sole        None      13,326
BERKSHIRE HATHAWAY INC DEL     CL A           084670108      3,318         25  SH         Sole        None          25
BERKSHIRE HATHAWAY INC DEL     CL B NEW       084670702        342      3,876  SH         Sole        None       3,876
CAMPBELL SOUP CO               COM            134429109      6,333    181,868  SH         Sole        None     181,868
CHEVRON CORP NEW               COM            166764100        598      5,129  SH         Sole        None       5,129
COCA COLA CO                   COM            191216100        755     19,900  SH         Sole        None      19,900
COMCAST CORP NEW               CL A           20030N101        658     18,420  SH         Sole        None      18,420
EXXON MOBIL CORP               COM            30231G102     18,772    205,269  SH         Sole        None     205,269
GENERAL ELECTRIC CO            COM            369604103      1,700     74,857  SH         Sole        None      74,857
KELLOGG CO                     COM            487836108      1,181     22,860  SH         Sole        None      22,860
KRAFT FOODS INC                CL A           50075N104        882     21,323  SH         Sole        None      21,323
METROPCS COMMUNICATIONS INC    COM            591708102      9,244    789,439  SH         Sole        None     789,439
PHILIP MORRIS INTL INC         COM            718172109      2,771     30,814  SH         Sole        None      30,814
UNION PAC CORP                 COM            907818108        475      4,000  SH         Sole        None       4,000
UNIVERSAL CORP VA              COM            913456109        759     14,907  SH         Sole        None      14,907
WELLS FARGO & CO NEW           COM            949746101     13,329    386,021  SH         Sole        None     386,021





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